SCHEDULE 1 (Details) - Schedule of Condensed Statements of Cash Flow - Parent Company [Member] - Reportable Legal Entities [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash Flows from Operating Activities:
Net income (loss)	¥ (140,190)	$ (19,747)	¥ (594,741)	¥ (234,908)
Changes in operating assets and liabilities:
Other receivables	(8,586)	(1,209)	1,912	(1,259)
Prepaid expenses and other assets			1,993	87
Accrued expense and other liabilities	45,311	6,382	(178,424)	282,124
Amounts due to subsidiaries and VIEs			(38)	(1)
Amounts due from subsidiaries and VIEs	(48,780)	(6,871)	(76,344)	(476,054)
Net cash provided by (used in) operating activities	(40,287)	(5,676)	(312,069)	(226,859)
Cash Flows from Investing Activities:
Disposal of long-term investments	(2,765)	(389)	99,465	33,130
Net cash provided by (used in) investing activities	(2,765)	(389)	99,465	33,130
Cash Flows from Financing Activities:
Proceeds from exercise of share options				433
Net cash provided by financing activities				433
Effect of exchange rate changes	24,798	3,494	41,845	(15,828)
Net increase (decrease) in cash and cash equivalents	(18,254)	(2,571)	(170,759)	(209,124)
Cash and cash equivalents at beginning of year	398,214	56,087	568,973	778,097
Cash and cash equivalents at end of year	379,960	53,516	398,214	568,973
Equity in earnings (loss) of subsidiaries and VIEs	184,091	25,929	528,114	150,814
Share-based compensation expense	¥ (72,133)	$ (10,160)	¥ 5,459	¥ 52,338